Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Consolidated Balance Sheets [Abstract]
Held to maturity securities, fair value	$ 18,479	$ 14,266
Preferred stock, liquidation preference per share	$ 1,000	$ 1,000
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	21,000	21,000
Preferred stock, shares outstanding	21,000	21,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	26,402,007	26,398,540
Common stock, shares outstanding	18,784,188	19,164,721
Treasury stock, shares	7,617,819	7,233,819